ORGANIZATION GOING CONCERN AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
ORGANIZATION, GOING CONCERN AND BASIS OF PRESENTATION
Net cash used in operating activities			$ (923,606)	$ (178,913)	$ (792,640)	$ (106,757)
Working capital deficit	$ (1,984,045)		(1,984,045)		(2,837,187)
Net loss	$ (1,290,462)	$ (1,167,801)	$ (3,106,284)	$ (1,513,474)	$ (3,373,459)	$ (1,542,450)